UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

THOMSON HORSTMANN & BRYANT

Thomson Horstmann & Bryant Microcap Fund

Semi-Annual Report	April 30, 2017

Investment Adviser: Thomson Horstmann & Bryant, Inc.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-842-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%

	Shares	Value
CONSUMER DISCRETIONARY — 18.9%
Bassett Furniture Industries	43,497	$1,307,085
Callaway Golf	127,800	1,514,430
Century Communities *	33,487	914,195
Culp	23,740	762,054
Del Frisco’s Restaurant Group *	40,690	699,868
Flexsteel Industries	17,713	940,914
Fogo De Chao *	14,700	249,165
Hooker Furniture	20,500	890,725
Johnson Outdoors, Cl A	28,050	1,018,776
M/I Homes *	13,580	368,833
MarineMax *	16,500	335,775
Nautilus *	35,207	640,767
Overstock.com *	76,464	1,326,651
Red Robin Gourmet Burgers *	27,950	1,642,063
Universal Electronics *	10,710	742,203
US Auto Parts Network *	101,480	368,372
West Marine	15,300	167,688

		13,889,564

CONSUMER STAPLES — 3.0%
Landec *	75,770	1,041,837
Omega Protein	41,030	826,755
S&W Seed *	74,680	358,464

		2,227,056

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — 5.4%
Abraxas Petroleum *	215,540	$403,060
Era Group *	69,097	878,223
Evolution Petroleum	26,965	215,720
Mammoth Energy Services *	23,240	448,532
Natural Gas Services Group *	19,629	537,835
Renewable Energy Group *	36,016	376,367
REX American Resources *	5,000	473,400
Smart Sand *	52,480	639,206

		3,972,343

FINANCIALS — 23.1%
Citizens Community Bancorp	25,400	364,236
Enterprise Financial Services	20,698	874,490
Equity Bancshares, Cl A *	16,610	524,378
First Busey	50,170	1,502,591
First Financial Northwest	37,910	594,429
First Internet Bancorp	24,750	731,363
Heritage Financial	50,460	1,332,144
Home Bancorp	13,740	510,304
HomeTrust Bancshares *	43,330	1,083,250
Independent Bank	35,680	795,664
Kingstone	5,870	87,756
Mercantile Bank	11,400	383,382
Meridian Bancorp	22,313	391,593
OceanFirst Financial	18,080	499,912
Old Second Bancorp	158,689	1,904,268
Park Sterling	27,115	333,515
PCSB Financial *	84,400	1,376,564
Preferred Bank	7,178	380,362
Randolph Bancorp *	46,260	707,315
Riverview Bancorp	41,000	297,660
SI Financial Group	73,880	1,104,506
Stonegate Bank	8,110	372,249
TriCo Bancshares	16,730	593,246
Waterstone Financial	10,900	207,100

		16,952,277

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 10.8%
Addus Homecare Corp *	16,456	$558,681
Anika Therapeutics *	6,200	286,006
Atrion	1,973	1,020,238
Exactech *	22,100	655,265
HealthStream *	32,981	916,542
LeMaitre Vascular	35,605	1,059,249
Luminex	41,385	779,280
Merit Medical Systems *	34,154	1,150,990
Omnicell *	11,950	494,730
U.S. Physical Therapy	14,722	965,763

		7,886,744

INDUSTRIALS — 14.6%
Allied Motion Technologies	44,534	1,008,250
CRA International	16,814	637,923
GP Strategies *	36,553	990,587
Graham	50,003	1,103,566
H&E Equipment Services	13,390	282,797
Hill International *	219,126	887,460
Houston Wire & Cable	98,234	613,962
Hurco	6,270	181,830
Huttig Building Products *	50,400	443,520
Insteel Industries	27,300	950,313
LB Foster, Cl A	26,500	376,300
LSI Industries	102,720	931,670
Lydall *	14,602	765,145
Miller Industries	34,357	872,668
MYR Group *	15,928	673,117

		10,719,108

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 18.7%
Autobytel *	45,684	$598,917
Bel Fuse, Cl B	17,392	420,887
CalAmp *	48,829	875,992
Clearfield *	52,366	740,979
ePlus *	21,768	1,550,970
Fabrinet *	16,488	571,639
Hackett Group	49,371	979,027
Immersion *	89,915	788,554
Information Services Group *	191,108	601,990
KVH Industries *	37,924	303,392
Mercury Systems *	15,795	590,417
Mesa Laboratories	4,930	689,313
Mitek Systems *	65,250	570,937
PDF Solutions *	42,931	816,548
Perficient *	18,101	315,320
Planet Payment *	163,878	683,371
Rogers *	6,048	622,581
Ultra Clean Holdings *	49,651	955,285
USA Technologies *	71,574	350,713
Zix *	124,295	674,922

		13,701,754

MATERIALS — 3.3%
Schnitzer Steel Industries, Cl A	12,980	245,322
TimkenSteel *	18,960	285,917
UFP Technologies *	54,450	1,453,815
Universal Stainless & Alloy *	22,730	410,276

		2,395,330

REAL ESTATE — 1.9%
Community Healthcare Trust ‡	35,530	878,301
Condor Hospitality Trust ‡	45,960	491,772

		1,370,073

TOTAL COMMON STOCK (Cost $62,659,727)		73,114,249

SHORT-TERM INVESTMENT — 1.3%

SEI Daily Income Trust Government Fund, Cl F, 0.58% (A) (Cost $934,584)	934,584	934,584

TOTAL INVESTMENTS — 101.0% (Cost $63,594,311)		$74,048,833

Percentages are based on Net Assets of $73,310,708.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

(A)	Rate shown is the 7-day effective yield as of April 30, 2017.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of April 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $63,594,311)	$74,048,833
Receivable for Investment Securities Sold	933,605
Receivable for Capital Shares Sold	42,501
Dividend and Interest Receivable	7,507
Prepaid Expenses	22,166

Total Assets	75,054,612

Liabilities:
Payable for Investment Securities Purchased	1,592,490
Payable due to Investment Adviser	42,027
Payable for Capital Shares Redeemed	36,533
Payable due to Administrator	11,507
Audit Fee Payable	10,491
Payable due to Trustees	5,922
Chief Compliance Officer Fees Payable	2,495
Payable due to Shareholder Servicing Agent (Investor Class Shares)	1,161
Distribution Fees Payable (Investor Class Shares)	183
Other Accrued Expenses and Other Payables	41,095

Total Liabilities	1,743,904

Net Assets	$73,310,708

NET ASSETS CONSIST OF:
Paid-in-Capital	$58,148,414
Accumulated Net Investment Loss	(363,140)
Accumulated Net Realized Gain on Investments	5,070,912
Net Unrealized Appreciation on Investments	10,454,522

Net Assets	$73,310,708

Net Asset Value, Offering and Redemption Price Per Share*-
Institutional Class Shares (unlimited authorization - no par value) ($72,369,142 ÷ 4,266,776 shares)	$16.96

Net Asset Value, Offering and Redemption Price Per Share*-
Investor Class Shares (unlimited authorization - no par value) ($941,566 ÷ 56,728 shares)	$16.60

*	Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2017 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$287,341

Total Investment Income	287,341

Expenses:
Investment Advisory Fees	423,345
Administration Fees	69,360
Trustees’ Fees	7,712
Chief Compliance Officer Fees	2,994
Distribution Fees (Investor Class Shares)	1,114
Shareholder Serving Fees (Investor Class Shares)	1,114
Transfer Agent Fees	42,701
Legal Fees	17,931
Printing Fees	17,128
Registration and Filing Fees	16,633
Audit Fees	11,229
Custodian Fees	2,267
Other Expenses	7,871

Total Expenses	621,399

Less:
Waiver of Investment Advisory Fees	(195,794)
Fees Paid Indirectly — Note 4	(19)

Net Expenses	425,586

Net Investment Loss	(138,245)

Net Realized Gain Investments	5,600,912
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,204,633

Net Realized and Unrealized Gain on Investments	13,805,545

Net Increase in Net Assets Resulting from Operations	$13,667,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months
	Ended	Year
	April 30, 2017	Ended
	(Unaudited)	October 31, 2016
Operations:
Net Investment Loss	$(138,245)	$(274,668)
Net Realized Gain on Investments	5,600,912	1,074,567
Net Change in Unrealized Appreciation on Investments	8,204,633	3,863,389

Net Increase in Net Assets Resulting From Operations	13,667,300	4,663,288

Capital Share Transactions:(1)
Institutional Class Shares
Issued	7,666,501	11,351,243
Redeemed	(6,128,204)	(15,258,272)

Net Institutional Class Share Transactions	1,538,297	(3,907,029)

Investor Class Shares
Issued	370,848	170,183
Redemption Fees - Note 2	–	591
Redeemed	(248,539)	(337,320)

Net Investor Class Share Transactions	122,309	(166,546)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	1,660,606	(4,073,575)

Total Increase in Net Assets	15,327,906	589,713

Net Assets:
Beginning of Period	57,982,802	57,393,089

End of Period (including accumulated net investment losses of $(363,140) and $(224,895), respectively)	$73,310,708	$57,982,802

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Date & Ratios
	For a Share Outstanding Throughout the Year or Period

	Institutional Class Shares

	Six-Months		Year	Year	Year	Year	Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2017		October	October	October	October	October
	(Unaudited)		31, 2016	31, 2015	31, 2014	31, 2013	31, 2012‡
Net Asset Value, Beginning of Period	$13.75		$12.52	$14.60	$14.90	$10.34	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.03)		(0.06)	(0.07)	(0.08)	(0.08)	(0.03)
Net Realized and Unrealized Gain (Loss)	3.24		1.29	(1.14)	0.03^	4.74	0.37

Total from Investment Operations	3.21		1.23	(1.21)	(0.05)	4.66	0.34

Dividends and Distributions:
Net Investment Income	—		—	—	—	(0.04)	—
Capital Gains	—		—	(0.87)	(0.25)	(0.06)	—

Total Dividends and Distributions	—		—	(0.87)	(0.25)	(0.10)	—

Net Asset Value, End of Period	$16.96		$13.75	$12.52	$14.60	$14.90	$10.34

Total Return†	23.35%		9.82%	(8.80)%	(0.38)%	45.44%	3.40%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$72,369		$57,320	$56,613	$70,343	$55,741	$1,382
Ratio of Expenses to Average Net Assets	1.25	%††	1.25%	1.25%	1.25%	1.25%	1.25	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.83	%††	2.00%	1.81%	1.80%	2.65%	72.09	%††
Ratio of Net Investment Loss to Average Net Assets	(0.40	)%††	(0.50)%	(0.52)%	(0.52)%	(0.64)%	(0.49	)%††
Portfolio Turnover Rate	38	%(1)	65%	120%	57%	36%	17	%(1)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

‡Commenced operations on March 30, 2012.

*Per share calculations were performed using average shares for the period.

^The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

†Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

††Annualized

(1)Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Date & Ratios
	For a Share Outstanding Throughout the Year or Period

	Investor Class Shares
	Six-Months		Year	Year	Year	Year	Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2017		October	October	October	October	October
	(Unaudited)		31, 2016	31, 2015	31, 2014	31, 2013	31, 2012‡
Net Asset Value, Beginning of Period	$13.49		$12.35	$14.47	$14.85	$10.33	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.07)		(0.12)	(0.13)	(0.16)	(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss)	3.18		1.25	(1.12)	0.03^	4.75	0.38

Total from Investment Operations	3.11		1.13	(1.25)	(0.13)	4.60	0.33

Redemption Fees	—		0.01	0.00 (1)	—	0.00 (1)	—

Dividends and Distributions:
Net Investment Income	—		—	—	—	(0.02)	—
Capital Gains	—		—	(0.87)	(0.25)	(0.06)	—

Total Dividends and Distributions	—		—	(0.87)	(0.25)	(0.08)	—

Net Asset Value, End of Period	$16.60		$13.49	$12.35	$14.47	$14.85	$10.33

Total Return†	23.05%		9.23%	(9.18)%	(0.93)%	44.81%	3.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$942		$662	$780	$5,197	$1,637	$58
Ratio of Expenses to Average Net Assets	1.75	%††	1.75%	1.75%	1.75%	1.75%	1.55	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.33	%††	2.51%	2.29%	2.31%	3.73%	331.49	%††
Ratio of Net Investment Loss to Average Net Assets	(0.91	)%††	(0.99)%	(0.93)%	(1.06)%	(1.12)%	(0.88	)%††
Portfolio Turnover Rate	38	%(2)	65%	120%	57%	36%	17	%(2)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

‡Commenced operations on March 30, 2012.

*Per share calculations were performed using average shares for the period.

^The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)Amount represents less than $0.01 per share.

†Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

††Annualized

(2)Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Thomson Horstmann & Bryant Microcap Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six-months ended April 30, 2017 , there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable),on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-months ended April 30, 2017, the Fund did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the six-months ended April 30, 2017 and the year ended October 31, 2016, the Fund retained redemption fees of $0 and $591, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-months ended April 30, 2017, the Fund paid $69,360 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six-months ended April 30, 2017, the Fund’s Investor Class Shares incurred $1,114 of shareholder servicing fees, an effective rate of 0.25%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% of average daily net assets. For the six-months ended April 30, 2017, the Fund’s Investor Class Shares incurred $1,114 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2017, the Fund earned cash management credits of $19, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% and 1.75% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until March 29, 2018. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.75% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 29, 2018. As of April 30, 2017, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the fees were waived, to the Adviser were $404,060, expiring in 2018, $200,821 expiring in 2019 and $195,794 expiring in 2020. During the six-months ended April 30, 2017, there has been no recoupment of previously waived and reimbursed fees.

6. Share Transactions:

	Six Months
	Ended April 30,	Year
	2017	Ended
	(Unaudited)	October 31, 2016
Share Transactions:
Institutional Class Shares
Issued	472,191	904,525
Redeemed	(375,128)	(1,255,457)

Net Institutional Class Share Transactions	97,063	(350,932)

Investor Class Shares
Issued	23,100	13,739
Redeemed	(15,487)	(27,812)

Net Investor Class Share Transactions	7,613	(14,073)

7. Investment Transactions:

For the six-months ended April 30, 2017, the Fund made purchases of $27,272,642 and sales of $25,866,542 in investment securities other than long term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

		Long-Term Capital
	Ordinary Income	Gain	Total

2016	$–	$–	$–

2015	1,719,829	2,851,283	4,571,112

As of October 31, 2016, the components of Distributable Earnings on a tax basis were as follows:

Capital Loss Carryforwards	$(32,856)
Late-Year Loss Deferral	(224,894)
Unrealized Appreciation	1,752,744

Total Distributable Earnings	$1,494,994

Late-Year Loss Deferral represents ordinary losses realized on investment transactions from January 1, 2016 through October 31, 2016, that in accordance with Federal income tax regulations, the Funds may elect to defer and treat having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Long-
Short-Term	Term
Loss	Loss	Total
$32,856	$–	$32,856

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017 (Unaudited)

During the fiscal year ended October 31, 2016, the Fund utilized capital loss carryforward of $1,144,010 to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2017, were as follows:

	Aggregate	Aggregate
	Gross	Gross
Federal Tax	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$63,594,311	$12,275,736	$(1,821,214)	$10,454,522

9. Other:

At April 30, 2017, 85% of the Institutional Class Shares total shares outstanding were held by one record shareholder and 90% of the Investor Class Shares total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning		Annualized
	Account Value	Ending Account	Expense	Expenses Paid
	11/01/16	Value 4/30/17	Ratios	During Period*
Actual Fund Return
Institutional Class	$1,000.00	$1,233.50	1.25%	$6.92
Investor Class	1,000.00	1,230.50	1.75	9.67
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.60	1.25%	$6.25
Investor Class	1,000.00	1,016.12	1.75	8.74

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 16, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017

materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2017

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

Thomson Horstmann & Bryant Microcap Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017